Stock Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock Incentive Plans
Schedule of stock incentive plans
	Options Shares	Weighted Average Exercise Price	Option $
Outstanding as of December 31, 2021	2,168,787	$0.44	$964,577
Granted	280,250	2.88	807,120
Forfeitures	(81,668)	(1.00)	(81,668)
Outstanding as of December 31, 2022	2,367,369	0.714	1,690,029
Granted	257,500	2.88	741,600
Exercised	—	—	—
Forfeitures	—	—	—
Outstanding as of September 30, 2023	2,624,869	$0.926	$2,431,629

	Options Shares	Weighted Average Exercise Price	Option $
Outstanding as of December 31, 2020	2,037,119	$0.409	$832,909
Granted	915,524	1.00	915,524
Exercised	(14,666)	(1.00)	(14,666)
Forfeitures	(769,190)	1.00	(769,190)
Outstanding as of December 31, 2021	2,168,787	0.445	964,577
Granted	280,250	2.88	807,120
Forfeitures	(81,668)	(1.00)	(81,668)
Outstanding as of December 31, 2022	2,367,369	$0.714	$1,690,029

Schedule information of stock options outstanding and exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life In Years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price Exercisable	Weighted Average Remaining Life In Years – Vested and Exercisable
$0.20	1,505,263	4.63	$0.200	1,505,263	$0.20	4.63
1.00	581,856	4.72	1.00	473,892	1.00	4.72
2.88	537,750	9.34	2.88	—	2.88	9.34
	2,624,869	5.61	$0.926	1,979,155	$0.392	5.61

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life In Years	Weighted Average Exercise Price	Number Exerciseable	Weighted Average Exercise Price Exerciseable	Weighted Average Remaining Life In Years – Vested and Exercisable
$0.20	1,505,263	4.38	$0.20	1,505,263	$0.20	4.38
1.00	581,856	4.45	1.00	448,892	1.00	4.58
2.88	280,250	4.75	2.88	—	2.88	—
	2,367,369	4.44	$0.714	1,954,155	$0.384	4.42

Schedule of significant weighted-average assumptions
Assumptions	9/30/2023	12/31/2022	12/31/2021
Estimated stock price	$3.33	$2.88	$3.00
Exercise price	$2.88	$2.88	$1.00
Dividend yield	0%	0%	0%
Expected life	5 years	5 years	5 – 6 Years
Expected volatility	39%	70%	75%
Risk free interest rate	3.92%	4.06%	0.86% – 1.74%

Assumptions	12/31/2022	12/31/2021
Estimated stock price	$2.88	$3.00
Exercise price	$2.88	$1.00
Dividend yield	0%	0%
Expected life	5 years	5 – 6 Years
Expected volatility	70%	75%
Risk free interest rate	4.06%	0.86% – 1.74%